5. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income tax reconcilation
Income tax expense (benefit) at federal statutory rate	(21.00%)	(21.00%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.30%)	(6.30%)
Change in valuation allowance	5.00%	20.40%
Stock based compensation	21.00%	4.50%
Nondeductible items	1.10%	2.30%
Effective tax rate	(0.20%)	(0.10%)